Notes Payable Related Party (Details 2) - Stock Option [Member]	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Expected life	5 years	5 years
Volatility	267.00%	267.00%
Dividend yield	0.00%	0.00%
Risk free interest rate	2.57%	257.00%